Leases - Components of Lease Expense (Details) $ in Thousands	3 Months Ended
Mar. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease cost	$ 1,127
Cost of Services
Lessee, Lease, Description [Line Items]
Operating lease cost	131
Selling, General and Administrative Expenses
Lessee, Lease, Description [Line Items]
Operating lease cost	$ 996